Trade Receivables and Other - Summary of Trade Receivables and Other (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Non-current trade receivables	€ 0	€ 0
Finance lease receivables	6	12
Deferred tooling related costs	28	11
Other taxes	0	0
Restricted cash	1	9
Prepaid expenses	5	6
Other	8	9
Total Other receivables	48	47
Total Trade receivables and Other	48	47
Current trade receivables	306	235
Finance lease receivables	6	6
Deferred tooling related costs	0	0
Current income tax receivables	58	52
Other taxes	30	39
Restricted cash	0	0
Prepaid expenses	8	9
Other	11	14
Total Other receivables	113	120
Total Trade receivables and Other	419	355
Gross value [member]
Disclosure of trade and other receivables [line items]
Non-current trade receivables	0	0
Current trade receivables	309	238
Impairment [member]
Disclosure of trade and other receivables [line items]
Non-current trade receivables	0	0
Current trade receivables	€ (3)	€ (3)